QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)

	Quarter Ended March 31	Quarter Ended June 30 (a)	Quarter Ended September 30	Quarter Ended December 31
	(In thousands, except per share data)
Year Ended December 31, 2012
Revenue	$640,600	$680,612	$714,470	$765,251
Cost of revenue	223,571	236,690	261,932	270,277
Operating income	62,765	97,476	78,033	85,294
Earnings from continuing operations	31,153	48,101	46,185	44,408
Earnings (loss) from discontinued operations, net of tax	3,684	(4,641)	(5,624)	(2,470)
Net earnings	34,837	43,460	40,561	41,938
Net earnings attributable to IAC shareholders	34,478	43,332	40,717	40,739
Per share information attributable to IAC shareholders:
Basic earnings per share from continuing operations(c)	$0.37	$0.56	$0.52	$0.49
Diluted earnings per share from continuing operations(c)	$0.34	$0.52	$0.49	$0.46
Basic earnings per share(c)	$0.42	$0.50	$0.46	$0.46
Diluted earnings per share(c)	$0.38	$0.47	$0.43	$0.43

	Quarter Ended March 31	Quarter Ended June 30	Quarter Ended September 30 (b)	Quarter Ended December 31
	(In thousands, except per share data)
Year Ended December 31, 2011
Revenue	$460,213	$485,404	$516,884	$596,943
Cost of revenue	172,718	181,472	188,642	218,412
Operating income	37,336	58,231	46,740	55,455
Earnings from continuing operations	20,168	45,630	67,973	41,798
(Loss) earnings from discontinued operations, net of tax	(1,948)	(2,488)	(3,922)	4,366
Net earnings	18,220	43,142	64,051	46,164
Net earnings attributable to IAC shareholders	18,070	42,424	64,973	48,766
Per share information attributable to IAC shareholders:
Basic earnings per share from continuing operations(c)	$0.22	$0.50	$0.81	$0.53
Diluted earnings per share from continuing operations(c)	$0.21	$0.46	$0.73	$0.48
Basic earnings per share(c)	$0.20	$0.47	$0.77	$0.58
Diluted earnings per share(c)	$0.19	$0.44	$0.69	$0.53
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(a)
The second quarter of 2012 includes an after-tax non-cash charge of $16.2 million related to the re-measurement of the carrying value of our equity method investment in News_Beast to fair value in connection with our acquisition of a controlling interest in June 2012.

(b)
The third quarter of 2011 includes an after-tax non-cash charge of $11.7 million related to the re-measurement of the carrying value of Match's 27% equity method investment in Meetic to fair value (i.e., the tender offer price of €15.00 per share) in connection with our acquisition of a controlling interest. The third quarter of 2011 also includes the reversal of a previously established deferred tax liability of $43.6 million in connection with the acquisition of Meetic.

(c)	Quarterly per share amounts may not add to the related annual per share amount because of differences in the average common shares outstanding during each period.